Borrowings Under Credit Facilities and Promissory Notes Payable - Collateral (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan
Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Number of Loans | loan		1,681
Weighted Average Rate		5.40%
Weighted Average Remaining Term		159 months
Total Current Principal Balance		$ 269,947
Pledged Assets Carrying Value		$ 205,678
Promissory note
Borrowings under credit facilities and promissory note
Number of Loans | loan	42
Weighted Average Rate	5.30%
Weighted Average Remaining Term	46 months
Total Current Principal Balance	$ 11,511
Pledged Assets Carrying Value	$ 10,829
0-500k | Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Number of Loans | loan		1,544
Weighted Average Rate		5.30%
Weighted Average Remaining Term		138 months
Total Current Principal Balance		$ 103,256
Pledged Assets Carrying Value		$ 65,960
0-500k | Promissory note
Borrowings under credit facilities and promissory note
Number of Loans | loan	37
Weighted Average Rate	5.90%
Weighted Average Remaining Term	61 months
Total Current Principal Balance	$ 6,109
Pledged Assets Carrying Value	$ 5,787
500k - 1mm | Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Number of Loans | loan		70
Weighted Average Rate		5.60%
Weighted Average Remaining Term		173 months
Total Current Principal Balance		$ 50,181
Pledged Assets Carrying Value		$ 40,466
500k - 1mm | Promissory note
Borrowings under credit facilities and promissory note
Number of Loans | loan	4
Weighted Average Rate	5.70%
Weighted Average Remaining Term	33 months
Total Current Principal Balance	$ 2,750
Pledged Assets Carrying Value	$ 2,610
1mm - 1.5mm | Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Number of Loans | loan		36
Weighted Average Rate		5.80%
Weighted Average Remaining Term		177 months
Total Current Principal Balance		$ 43,903
Pledged Assets Carrying Value		$ 35,917
1.5mm - 2mm | Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Number of Loans | loan		16
Weighted Average Rate		5.30%
Weighted Average Remaining Term		157 months
Total Current Principal Balance		$ 28,340
Pledged Assets Carrying Value		$ 24,428
2mm - 2.5mm | Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Number of Loans | loan		8
Weighted Average Rate		4.90%
Weighted Average Remaining Term		175 months
Total Current Principal Balance		$ 17,521
Pledged Assets Carrying Value		$ 15,328
>2.5mm | Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Number of Loans | loan		7
Weighted Average Rate		5.00%
Weighted Average Remaining Term		180 months
Total Current Principal Balance		$ 26,746
Pledged Assets Carrying Value		23,579
>2.5mm | Promissory note
Borrowings under credit facilities and promissory note
Number of Loans | loan	1
Weighted Average Rate	3.50%
Weighted Average Remaining Term	25 months
Total Current Principal Balance	$ 2,652
Pledged Assets Carrying Value	$ 2,432
Lender 1 | Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Number of Loans | loan	1,744
Weighted Average Rate	5.60%
Weighted Average Remaining Term	142 months
Total Current Principal Balance	$ 293,861
Pledged Assets Carrying Value	$ 236,429	205,678
Lender 1 | 0-500k | Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Number of Loans | loan	1,594
Weighted Average Rate	5.50%
Weighted Average Remaining Term	135 months
Total Current Principal Balance	$ 123,141
Pledged Assets Carrying Value	$ 86,719
Lender 1 | 500k - 1mm | Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Number of Loans | loan	84
Weighted Average Rate	5.70%
Weighted Average Remaining Term	140 months
Total Current Principal Balance	$ 59,258
Pledged Assets Carrying Value	$ 51,444
Lender 1 | 1mm - 1.5mm | Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Number of Loans | loan	39
Weighted Average Rate	6.00%
Weighted Average Remaining Term	154 months
Total Current Principal Balance	$ 47,627
Pledged Assets Carrying Value	$ 41,922
Lender 1 | 1.5mm - 2mm | Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Number of Loans | loan	15
Weighted Average Rate	5.00%
Weighted Average Remaining Term	147 months
Total Current Principal Balance	$ 26,286
Pledged Assets Carrying Value	$ 22,152
Lender 1 | 2mm - 2.5mm | Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Number of Loans | loan	7
Weighted Average Rate	5.50%
Weighted Average Remaining Term	146 months
Total Current Principal Balance	$ 15,297
Pledged Assets Carrying Value	$ 13,937
Lender 1 | >2.5mm | Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Number of Loans | loan	5
Weighted Average Rate	5.50%
Weighted Average Remaining Term	157 months
Total Current Principal Balance	$ 22,252
Pledged Assets Carrying Value	$ 20,255
Lender 2 | Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Number of Loans | loan	11
Weighted Average Rate	4.50%
Weighted Average Remaining Term	208 months
Total Current Principal Balance	$ 22,711
Pledged Assets Carrying Value	$ 23,314
Lender 2 | 500k - 1mm | Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Number of Loans | loan	1
Weighted Average Rate	4.50%
Weighted Average Remaining Term	244 months
Total Current Principal Balance	$ 961
Pledged Assets Carrying Value	$ 1,002
Lender 2 | 1mm - 1.5mm | Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Number of Loans | loan	4
Weighted Average Rate	4.80%
Weighted Average Remaining Term	181 months
Total Current Principal Balance	$ 5,025
Pledged Assets Carrying Value	$ 5,106
Lender 2 | 1.5mm - 2mm | Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Number of Loans | loan	2
Weighted Average Rate	4.10%
Weighted Average Remaining Term	244 months
Total Current Principal Balance	$ 3,875
Pledged Assets Carrying Value	$ 3,973
Lender 2 | >2.5mm | Borrowings under credit facilities
Borrowings under credit facilities and promissory note
Number of Loans | loan	4
Weighted Average Rate	4.60%
Weighted Average Remaining Term	206 months
Total Current Principal Balance	$ 12,850
Pledged Assets Carrying Value	13,233
Lender 3 | Promissory note
Borrowings under credit facilities and promissory note
Pledged Assets Carrying Value	$ 10,829	$ 0